MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
MINERAL PROPERTIES
Mineral properties
	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others (1)	Total
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147
Acquisition	1,192	450	513	-	-	-	2,155
Concessions, taxes and royalties	405	-	28	23	-	-	456
Salaries and share-based payments	2,509	862	1,293	111	-	-	4,775
Drilling, exploration, and technical consulting	1,654	1,080	1,146	22	-	-	3,902
Assaying, field supplies, and environmental	6,464	1,143	2,570	85	-	-	10,262
Travel and other expenses	904	577	158	26	-	-	1,665
Total Expenditures	$13,128	4,112	5,708	267	-	-	23,215
Option payments received	-	-	-	-	-	(128)	(128)
Balance December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$-	$244,234
	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others (1)	Total
Balance December 31, 2021	$104,065	$1,320	$10,342	$32,329	$18,027	$3,934	$170,017
Acquisition	1,566	674	30,489	-	-	-	32,729
Concessions, taxes and royalties	255	-	2	17	-	-	274
Salaries and share-based payments	3,406	652	281	94	-	-	4,433
Drilling, exploration, and technical consulting	7,400	788	142	83	-	-	8,413
Assaying, field supplies, and environmental	7,356	261	119	47	-	-	7,783
Travel and other expenses	1,781	176	11	11	-	-	1,979
Total Expenditures	$21,764	$2,551	$31,044	$252	$-	$-	$55,611
Environmental remediation	-	-	1,500	-	-	-	1,500
Option payments received	-	-	-	-	(2,175)	(110)	(2,285)
Currency translation adjustments	-	-	-	-	-	13	13
Disposal of properties	-	-	-	-	-	(3,709)	(3,709)
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147

assets acquired and liabilities assumed
Mineral Properties	$24,166
Accounts Payable and Accruals	(71)
Net assets acquired	$24,095
Fair value of 71,532,516 common shares issued for Beattie, 269 Canada and 258 Manitoba	$15,368
Cash paid	8,727
Total consideration paid	$24,095

Summarizes of the deconsolidation of PC Gold
December 31, 2022
Mineral Properties – Central Duparquet	$67
Investment in Beattie Gold Mines – Initial Recognition on Feb 7, 2022	5,544
Equity Loss	(1)
Mineral Property Investments in 269 Canada and 258 Manitoba	4,281
Fair value loss – FVTOCI	(3,537)
Mineral Properties – Initial Recognition on September 15, 2022	24,135
Total acquisition costs recorded in Mineral Properties	$30,489